Schedule of Investments (unaudited) March 31, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Australia — 0.0%
Oafit A Note Upsize, 1.00%, 03/28/26	AUD	690	$516,327

Cayman Islands(b) — 1.6%
ALM Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 6.24%, 10/15/29(a)	USD	325	311,193
Apidos CLO XXXVIII, Series 2021-38A, Class E2, (3 mo. LIBOR US + 7.75%), 7.99%, 01/21/34(a)		500	488,404
Ares LIX CLO Ltd., Series 2021-59A, Class E, (3 mo. LIBOR US + 6.25%), 6.51%, 04/25/34(a)		250	244,122
Ares LVI CLO Ltd., Series 2020-56A, Class ER, (3 mo. LIBOR US + 6.50%), 6.76%, 10/25/34(a)		250	241,390
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3 mo. LIBOR US + 3.25%), 3.49%, 07/15/31(a)		250	248,044
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D1, (3 mo. LIBOR US + 3.20%), 3.29%, 01/19/35(a)		500	496,079
Birch Grove CLO Ltd., Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 4.18%, 06/15/31(a)		500	498,643
CarVal CLO VC Ltd.(a)
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 3.41%, 10/15/34		250	248,315
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.75%), 6.91%, 10/15/34		250	247,786
Cedar Funding IX CLO Ltd., Series 2018-9A, Class D, (3 mo. LIBOR US + 2.60%), 2.85%, 04/20/31(a)		250	242,334
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class E, (3 mo. LIBOR US + 6.34%), 6.58%, 07/15/33(a)		250	240,812
CIFC Funding Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.55%), 3.79%, 07/16/30(a)		500	489,608
Elevation CLO Ltd., Series 2021-12A, Class E, (3 mo. LIBOR US + 7.27%), 7.52%, 04/20/32(a)		500	480,802
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 7.05%, 04/20/34(a)		750	740,021
Elmwood CLO VII Ltd., Series 2020-4A, Class SUB, 0.00%, 01/17/34(a)		1,000	791,997
Generate CLO 6 Ltd., Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 3.75%, 01/22/35(a)		750	743,879
GoldentTree Loan Management U.S. CLO 1 Ltd.(a)
Series 2021-11A, Class E, (3 mo. LIBOR US + 5.35%), 5.60%, 10/20/34		1,500	1,341,389
Series 2021-11A, Class EJ, (3 mo. LIBOR US + 7.75%), 8.00%, 10/20/34		1,000	976,825
Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 5.00%, 01/20/33		750	664,796
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, (3 mo. LIBOR US + 6.70%), 6.95%, 07/20/34(a)		250	235,999
Golub Capital Partners CLO 55B Ltd., Series 2021-55A, Class E, (3 mo. LIBOR US + 6.56%), 6.81%, 07/20/34(a)		250	247,676
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.69%, 04/15/33(a)		375	370,405
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class D, (3 mo. LIBOR US + 6.36%), 6.48%, 01/15/37(a)		250	246,409

Security		Par (000)	Value

Cayman Islands (continued)
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class D, 7.15%, 07/15/35(a)(c)	USD	250	$247,500
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.60%), 5.85%, 01/20/31(a)		250	241,145
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3 mo. LIBOR US + 6.25%), 6.37%, 10/19/34(a)		500	491,299
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3 mo. LIBOR US + 5.70%), 5.94%, 10/18/30(a)		250	239,223
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class DR, (3 mo. LIBOR US + 3.35%), 3.61%, 04/25/32(a)		250	248,975
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3 mo. LIBOR US + 3.65%), 3.74%, 01/22/35(a)		250	248,593
Mill City Solar Loan Ltd.
Series 2019-1A, Class C, 5.92%, 03/20/43		1,549	1,553,983
Series 2019-1A, Class D, 7.14%, 03/20/43		2,369	2,293,562
Myers Park CLO Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.50%), 5.75%, 10/20/30(a)		250	236,640
OCP CLO Ltd., Series 2021-22A, Class E, (3 mo. LIBOR US + 6.60%), 6.72%, 12/02/34(a)		500	479,222
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 3.29%, 07/15/34(a)		1,500	1,483,746
Palmer Square Loan Funding Ltd.(a)
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 3.51%, 10/24/27		250	249,751
Series 2021-4A, Class E, (3 mo. LIBOR US + 7.51%), 7.64%, 10/15/29		500	492,498
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.40%), 3.64%, 07/15/34(a)		1,650	1,637,881
Rad CLO 15 Ltd., Series 2021-15A, Class E, (3 mo. LIBOR US + 6.20%), 6.45%, 01/20/34(a)		500	487,637
Regatta XVII Funding Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 7.61%), 7.85%, 10/15/33(a)		250	248,440
Regatta XXIV Funding Ltd.(a)
Series 2021-5A, Class D, (3 mo. LIBOR US + 3.10%), 3.19%, 01/20/35		250	245,110
Series 2021-5A, Class E, (3 mo. LIBOR US + 6.80%), 6.89%, 01/20/35		250	243,085
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3 mo. LIBOR US + 6.20%), 6.45%, 01/20/34(a)		750	743,679
Stratus CLO Ltd.(a)
Series 2021-1A, Class E, (3 mo. LIBOR US + 5.00%), 5.09%, 12/29/29		1,250	1,149,581
Series 2021-1A, Class SUB, 10.52%, 12/29/29		1,250	974,500
Series 2021-2A, Class E, (3 mo. LIBOR US + 5.75%), 5.84%, 12/28/29		300	287,242
Series 2021-3A, Class E, (3 mo. LIBOR US + 5.75%), 5.84%, 12/29/29		250	239,472
Symphony CLO XXIII Ltd., Series 2020-23A, Class ER, (3 mo. LIBOR US + 6.15%), 6.39%, 01/15/34(a)		500	494,638
TICP CLO I-2 Ltd., Series 2018-IA, Class C, (3 mo. LIBOR US + 3.04%), 3.31%, 04/26/28(a)		250	249,517

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
TICP CLO IX Ltd., Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 3.15%, 01/20/31(a)	USD	250	$246,060
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3 mo. LIBOR US + 6.70%), 6.83%, 10/20/32(a)		500	490,779
TRESTLES CLO V Ltd., Series 2021-5A, Class E, (3 mo. LIBOR US + 6.35%), 6.51%, 10/20/34(a)		1,000	990,602
Trimaran Cavu Ltd.(a)
Series 2019-1A, Class E, (3 mo. LIBOR US + 7.04%), 7.29%, 07/20/32		500	487,324
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 3.38%, 10/25/34		550	539,541
Whitebox Clo II Ltd., Series 2020-2A, Class ER, (3 mo. LIBOR US + 7.10%), 7.36%, 10/24/34(a)		250	235,218
Whitebox CLO III Ltd.(a)
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 3.47%, 10/15/34		1,000	988,609
Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 6.97%, 10/15/34		1,250	1,238,234

			31,560,214

United States — 1.3%
Home Partners of America Trust(b)
Series 2021-2, Class F, 3.80%, 12/17/26		2,483	2,276,382
Series 2021-3, Class F, 4.24%, 01/17/41		3,967	3,688,661
Mariner Finance Issuance Trust, Series 2021-BA, Class E, 4.68%, 11/20/36(b)		470	429,762
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		477	462,024
New Residential Mortgage Loan Trust, Series 2022- SFR1, Class F, 4.44%, 02/17/39(b)		3,000	2,817,747
Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/08/31(b)		160	152,615
Progress Residential Trust(b)
Series 2021-SFR10, Class F, 4.61%, 12/17/40		3,000	2,766,122
Series 2021-SFR11, Class G, 4.69%, 01/17/39		3,000	2,649,619
Series 2021-SFR9, Class F, 4.05%, 11/17/40		2,400	2,054,354
Series 2022-SFR1, Class F, 4.88%, 02/17/41		2,000	1,831,202
Series 2022-SFR1, Class G, 5.52%, 02/17/41		2,000	1,825,678
Republic Finance Issuance Trust(b)
Series 2020-A, Class D, 7.00%, 11/20/30		600	597,764
Series 2021-A, Class D, 5.23%, 12/22/31		800	753,730
Tricon Residential Trust 5.74%, 04/17/39(d)		1,200	1,199,951
Series 2021-SFR1, Class F, 3.69%, 07/17/38(b)		1,375	1,270,923
Series 2021-SFR1, Class G, 4.13%, 07/17/38(b)		887	803,934

			25,580,468

Total Asset-Backed Securities — 2.9% (Cost: $61,001,985)			57,657,009

		Shares

Common Stocks

Brazil — 0.0%
NU Holdings Ltd., Class A(e)		134,540	1,038,649

Cayman Islands — 0.0%
Salt Pay Co., Ltd., Series C, (Acquired 11/16/21, Cost: $1,099,370)(c)(e)(f)		566	1,028,530

Security	Shares	Value

China — 0.4%
BYD Co. Ltd., Class H	277,500	$7,718,741

Finland — 1.0%
Neste OYJ	424,405	19,349,960

France — 4.0%
BNP Paribas SA	331,245	18,928,872
Cie de Saint-Gobain	422,695	25,150,501
LVMH Moet Hennessy Louis Vuitton SE	16,716	11,931,859
Schneider Electric SE	145,507	24,429,217

		80,440,449

Germany — 2.0%
Daimler Truck Holding AG(e)	106,850	2,963,483
Infineon Technologies AG	220,512	7,459,922
Mercedes-Benz Group AG, Registered Shares	407,835	28,625,727

		39,049,132

Ireland — 0.3%
Trane Technologies PLC	36,019	5,500,101

Israel — 0.3%
Playtika Holding Corp.(e)	360,697	6,972,273

Italy — 0.2%
Ariston Holding NV(e)	445,371	4,660,862

Netherlands — 1.0%
ING Groep NV	1,447,295	15,111,098
NXP Semiconductors NV	24,468	4,528,537

		19,639,635

South Korea — 1.4%
LG Energy Solution(e)	40,718	14,848,691
Samsung SDI Co. Ltd.	25,776	12,544,912

		27,393,603

Sweden — 0.1%
Volta(c)(e)	2,492	287,118
Volvo AB, B Shares	115,312	2,151,184

		2,438,302

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	303,710	31,664,805

United Kingdom — 1.1%
AstraZeneca PLC	4,000	530,452
Lloyds Banking Group PLC	34,037,545	20,727,705

		21,258,157

United States — 35.4%
Abbott Laboratories(g)	230,396	27,269,671
Alcoa Corp.	4,056	365,162
Alphabet, Inc., Class C(e)	16,390	45,777,106
American Tower Corp.(g)	197,367	49,582,538
Apple, Inc.	35,000	6,111,350
Applied Materials, Inc.	152,096	20,046,253
Archer-Daniels-Midland Co.	2,161	195,052
Autodesk, Inc.(e)	50,535	10,832,177
AvidXchange Holdings, Inc.(e)	52,283	420,878
Boston Scientific Corp.(e)	1,020,763	45,209,593
Carrier Global Corp.	163,443	7,497,130
CF Industries Holdings, Inc.	13,868	1,429,236
CSX Corp.	13,379	501,044
Deere & Co.	1,375	571,257
DexCom, Inc.(e)	15,887	8,127,789
Dynatrace, Inc.(e)	4,126	194,335

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Edwards Lifesciences Corp.(e)		56,009	$6,593,379
Gitlab, Inc., Class A(e)		5,681	309,330
Globalfoundries Inc.(e)(h)		82,649	5,158,951
Home Depot, Inc.		82,622	24,731,243
Humana, Inc.		21,396	9,310,897
Intuitive Surgical, Inc.(e)		83,369	25,150,760
Johnson Controls International PLC		90,439	5,930,085
LyondellBasell Industries NV, Class A		1,196	122,973
Marsh & McLennan Cos., Inc.		373,909	63,721,572
Masco Corp.		598,393	30,518,043
Microsoft Corp.(g)		186,905	57,624,681
Mosaic Co.		9,743	647,909
NextEra Energy, Inc.(g)		786,146	66,594,428
NVIDIA Corp.		30,733	8,385,806
Proof Acquisition Corp.(c)(e)		24,722	26,205
Quest Diagnostics, Inc.		64,830	8,872,634
Rivian Automotive, Inc., Class A(e)(h)		78,665	3,952,130
salesforce.com, Inc.(e)(g)		184,029	39,073,037
ServiceNow, Inc.(e)(g)		62,294	34,690,906
Sonder(c)(e)		75,255	30,102
TE Connectivity Ltd.		45,206	5,921,082
Tenet Healthcare Corp.(e)		3,696	317,708
Thermo Fisher Scientific, Inc.(g)		101,671	60,051,976
Toast, Inc., Class A(e)		48,000	1,043,040
Tractor Supply Co.		534	124,620
United States Steel Corp.		4,142	156,319
Williams-Sonoma, Inc.		165,959	24,064,055

			707,254,442

Total Common Stocks — 48.8% (Cost: $1,046,552,024)			975,407,641

		Par (000)

Corporate Bonds

Canada — 0.2%
Bausch Health Cos., Inc., 4.88%, 06/01/28(b)	USD	1,309	1,253,368
Toronto-Dominion Bank, 2.35%, 03/08/24		2,000	1,988,033

			3,241,401

Germany — 0.2%
Deutsche Bank AG, 1.69%, 03/19/26		3,250	3,048,293

Japan — 0.2%
Mizuho Financial Group, Inc., (1 year CMT + 1.25%), 3.26%, 05/22/30(a)		2,040	1,977,877
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/50		2,655	2,322,563

			4,300,440

Jersey — 0.1%
Aptiv PLC, 3.10%, 12/01/51		2,000	1,589,968
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25		1,099	1,070,557

			2,660,525

Netherlands — 0.4%
LYB International Finance II BV, 3.50%, 03/02/27		1,020	1,018,152
NXP BV/NXP Funding LLC/NXP USA, Inc.(b) 3.88%, 06/18/26		1,626	1,631,386

Security		Par (000)	Value

Netherlands (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.(b) (continued) 3.25%, 11/30/51	USD	2,775	$2,324,534
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)		2,654	2,643,066

			7,617,138

United Kingdom — 0.2%
Deuce Finco PLC, 5.50%, 06/15/27(b)	GBP	586	735,188
Royalty Pharma PLC, 1.75%, 09/02/27	USD	2,250	2,042,035
Vodafone Group PLC, 4.13%, 05/30/25		2,000	2,059,103

			4,836,326

United States — 9.4%
AbbVie, Inc. 4.25%, 11/14/28		975	1,027,180
3.20%, 11/21/29		1,000	988,108
4.25%, 11/21/49		1,795	1,862,702
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/34		792	745,107
Ally Financial, Inc., 3.88%, 05/21/24		2,090	2,113,985
American Express Co., 2.25%, 03/04/25		616	604,915
American Honda Finance Corp., 2.25%, 01/12/29		1,000	932,463
American Tower Corp. 1.45%, 09/15/26		2,250	2,052,896
2.75%, 01/15/27		3,000	2,872,607
Amgen, Inc. 2.00%, 01/15/32		2,270	2,011,456
3.00%, 01/15/52		2,590	2,190,553
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/29		1,890	2,049,091
3.50%, 06/01/30		2,000	2,028,662
Anthem, Inc. 4.10%, 03/01/28		1,965	2,038,451
3.60%, 03/15/51		2,400	2,294,465
Apple, Inc., 2.70%, 08/05/51		2,415	2,099,352
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(b)		570	517,275
AT&T, Inc. 4.25%, 03/01/27		1,990	2,080,397
2.30%, 06/01/27		1,000	952,772
3.30%, 02/01/52		1,985	1,701,527
Bank of America Corp.(a)
(SOFR + 0.67%), 1.84%, 02/04/25		1,142	1,116,567
(SOFR + 0.91%), 0.98%, 09/25/25		2,230	2,113,615
Becton Dickinson and Co., 3.70%, 06/06/27		4,035	4,093,583
Berry Global, Inc., 1.57%, 01/15/26		2,782	2,591,651
Calpine Corp., 4.50%, 02/15/28(b)		860	838,913
Carrier Global Corp., 2.49%, 02/15/27		444	423,092
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29(b)		1,245	1,245,000
Cigna Corp., 3.05%, 10/15/27		2,000	1,981,872
Citigroup, Inc.(a)
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28		2,500	2,476,496
(SOFR + 0.69%), 2.01%, 01/25/26		1,433	1,379,519
Commercial Metals Co., 4.38%, 03/15/32		1,607	1,492,501
Covanta Holding Corp., 4.88%, 12/01/29(b)		1,533	1,463,555
Crown Castle International Corp., 4.30%, 02/15/29		1,980	2,033,891
CSC Holdings LLC(b) 5.38%, 02/01/28		724	702,685

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
CSC Holdings LLC(b) (continued) 7.50%, 04/01/28	USD	1,264	$1,241,880
CVS Health Corp., 1.75%, 08/21/30		2,500	2,190,991
Dana, Inc., 4.25%, 09/01/30		383	350,522
DaVita, Inc.(b) 4.63%, 06/01/30		2,255	2,105,719
3.75%, 02/15/31		1,330	1,163,750
Dell International LLC/EMC Corp., 3.45%, 12/15/51(b)		2,000	1,624,779
Discover Bank, 3.45%, 07/27/26		2,080	2,067,921
DR Horton, Inc., 1.30%, 10/15/26		3,345	3,039,750
Equinix, Inc. 2.90%, 11/18/26		2,000	1,936,751
3.20%, 11/18/29		2,095	2,004,907
2.95%, 09/15/51		1,390	1,107,463
Exelon Corp. 2.75%, 03/15/27		420	409,236
4.70%, 04/15/50		1,175	1,292,233
Fidelity National Information Services, Inc., 1.15%, 03/01/26		2,230	2,046,612
Ford Motor Co., 3.25%, 02/12/32		2,518	2,248,901
Freed Co. Ltd., 10.00%, 12/02/23(c)(e)		3,135	3,052,863
Freedom Mortgage Corp.(b) 8.13%, 11/15/24		748	745,195
8.25%, 04/15/25		1,849	1,843,416
General Motors Financial Co., Inc. 1.50%, 06/10/26		2,000	1,827,389
2.70%, 08/20/27		2,165	2,036,896
Gilead Sciences, Inc. 2.95%, 03/01/27		1,050	1,039,649
2.80%, 10/01/50		2,715	2,221,750
Goldman Sachs Group, Inc. 3.85%, 01/26/27		2,500	2,522,445
(SOFR + 0.80%), 1.43%, 03/09/27(a)		2,500	2,303,752
(SOFR + 0.82%), 1.54%, 09/10/27(a)		1,000	913,929
Series VAR, (SOFR + 0.79%), 1.09%, 12/09/26(a)		1,000	915,638
HCA, Inc. 5.25%, 06/15/26		1,960	2,068,791
3.50%, 07/15/51		2,745	2,380,142
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b) 5.00%, 06/01/29		865	825,465
4.88%, 07/01/31		1,335	1,240,282
Home Depot, Inc., 2.75%, 09/15/51		2,460	2,119,272
HP, Inc., 3.40%, 06/17/30		1,045	1,001,359
International Business Machines Corp. 3.30%, 05/15/26		3,100	3,132,460
3.50%, 05/15/29		750	764,746
JPMorgan Chase & Co.(a)
(SOFR + 0.77%), 1.47%, 09/22/27		2,500	2,303,914
(SOFR + 1.02%), 2.07%, 06/01/29		2,170	1,999,775
Keurig Dr. Pepper, Inc. 4.42%, 05/25/25		2,005	2,071,947
4.60%, 05/25/28		945	996,487
3.35%, 03/15/51		1,305	1,139,260
Kraft Heinz Foods Co., 4.38%, 06/01/46		2,785	2,750,577
Level 3 Financing, Inc.(b) 4.63%, 09/15/27		524	493,257
3.63%, 01/15/29		970	848,750

Security		Par (000)	Value

United States (continued)
Lowe’s Cos., Inc. 1.70%, 09/15/28	USD	1,000	$905,032
4.25%, 04/01/52		2,265	2,342,765
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		1,294	1,245,475
4.50%, 06/15/29(b)		888	836,940
Merck & Co., Inc., 2.15%, 12/10/31		1,134	1,048,873
Morgan Stanley 3.63%, 01/20/27		2,000	2,017,193
(SOFR + 1.00%), 2.48%, 01/21/28(a)		1,087	1,036,262
(SOFR + 1.14%), 2.70%, 01/22/31(a)		2,500	2,345,916
Motorola Solutions, Inc., 4.60%, 02/23/28		1,000	1,028,161
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(b)		2,264	2,094,200
Nationstar Mortgage Holdings, Inc.(b) 6.00%, 01/15/27		224	227,942
5.50%, 08/15/28		1,224	1,176,631
NextEra Energy Capital Holdings, Inc., 2.44%, 01/15/32		745	681,249
Norfolk Southern Corp., 2.90%, 08/25/51		2,515	2,176,698
NRG Energy, Inc., 3.38%, 02/15/29(b)		1,391	1,236,474
NVIDIA Corp., 1.55%, 06/15/28		2,180	2,001,772
Oracle Corp., 3.60%, 04/01/50		1,530	1,268,924
Republic Services, Inc., 3.95%, 05/15/28		3,000	3,083,786
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.63%, 03/01/29(b)		532	486,168
Ryder System, Inc., 2.90%, 12/01/26		2,110	2,046,571
Sherwin-Williams Co., 2.95%, 08/15/29		2,000	1,928,527
Sonoco Products Co., 2.25%, 02/01/27		807	764,090
Steel Dynamics, Inc., 3.45%, 04/15/30		2,030	1,999,827
Stem, Inc., 0.50%, 12/01/28(b)(i)		275	203,967
Synchrony Financial, 4.50%, 07/23/25		2,035	2,075,819
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		1,643	1,708,720
Tenet Healthcare Corp., 4.25%, 06/01/29(b)		2,081	1,995,159
T-Mobile USA, Inc. 3.75%, 04/15/27		2,750	2,766,075
3.88%, 04/15/30		2,020	2,027,755
3.40%, 10/15/52(b)		1,360	1,156,599
Travel + Leisure Co., 4.63%, 03/01/30(b)		440	409,200
United Wholesale Mortgage LLC(b) 5.50%, 11/15/25		1,304	1,264,880
5.75%, 06/15/27		1,346	1,249,027
Verizon Communications, Inc. 4.02%, 12/03/29		2,965	3,077,231
3.55%, 03/22/51		1,215	1,141,732
VMware, Inc. 4.65%, 05/15/27		750	785,855
4.70%, 05/15/30		1,500	1,586,392
2.20%, 08/15/31		2,250	1,980,974
Waste Management, Inc., 2.50%, 11/15/50		2,660	2,143,539
WRKCo, Inc., 3.90%, 06/01/28		1,000	1,003,809

			188,063,934

Total Corporate Bonds — 10.7% (Cost: $223,605,683)			213,768,057

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Floating Rate Loan Interests(a)

Australia — 0.3%
Oafit A Note Upsize, (1 mo. LIBOR + 5.50%), 8.00%, 01/21/24(c)	AUD	7,570	$5,664,633

Belgium — 0.1%
Apollo Finco, 2021 EUR Term Loan B, (EURIBOR + 4.87%), 4.88%, 10/31/28	EUR	3,116	3,296,265

Luxembourg — 0.1%
AEA International Holdings (Lux) SARL, Term Loan B, (3 mo. LIBOR + 3.75%), 4.81%, 09/07/28(c)	USD	1,496	1,490,639

United States — 2.7%
ACProducts Holdings, Inc., 2021 Term Loan B, 05/17/28(j)		998	897,180
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 05/12/28		1,496	1,471,388
American Auto Auction Group LLC, 2021 Term Loan B, (SOFR+ 5.00%, 0.75% Floor), 5.08%, 12/30/27		2,748	2,703,344
AMF MF Portfolio, Term Loan, (Fixed + 6.69%), 6.69%, 11/01/28(c)		4,075	4,075,000
CML Paradise Plaza, Term Loan, (3 mo. LIBOR + 3.60%), 4.53%, 12/07/26(c)		5,384	5,330,846
Conair Holdings LLC, Term Loan B, 05/17/28(j)		998	982,500
ConnectWise LLC, 2021 Term Loan B, 09/30/28(j)		998	989,520
Davis-Standard, LLC, Term Loan, 12/10/28(c)(j)		988	957,875
Digital Room Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 5.25%), 5.75%, 12/21/28		1,000	980,000
Emerald Electronics Manufacturing Services, Term Loan, (SOFR + 6.25%, 1.00% Floor), 7.25%, 12/29/27(c)		1,095	1,062,150
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 01/31/28		1,496	1,468,177
Galaxy Universal LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 11/12/26(c)		6,117	6,017,783
Hydrofarm Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 5.50%), 6.50%, 09/27/28(c)		1,130	1,073,659
IPS Corp. 2021 Delayed Draw Term Loan, 3.50%, 10/01/28		167	162,397
2021 Term Loan, 10/01/28(j)		833	811,983
Jo-Ann Stores, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 07/07/28		998	865,685
LBM Acquisition LLC, Term Loan B, 12/18/27(j)		1,496	1,457,521
LSF11 A5 Holdco LLC, Term Loan, 10/15/28(j)		1,000	984,750
Medline Borrower, LP, USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 10/21/28		1,500	1,484,250
Michaels Cos., Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.26%, 04/15/28		1,496	1,400,427
MIP V Waste Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 12/08/28		3,082	3,043,475
OVG Business Services LLC, Initial Term Loan, (3 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 10/13/28		4,554	4,383,225
Park River Holdings, Inc., Term Loan, 12/28/27(j)		997	974,148
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		1,495	1,467,923

Security		Par (000)	Value

United States (continued)
Shearer’s Foods, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 09/23/27	USD	997	$966,304
Signal Parent, Inc., Term Loan B, 04/03/28(j)		998	885,898
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		1,000	987,860
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 06/02/28		1,496	1,476,296
Tory Burch LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 04/16/28		998	967,563
Vaca Morada Partners LP, 2.77%, 03/25/24		2,764	2,592,000
Vaco Holdings LLC, 2022 Term Loan, (SOFR + 5.00%, 0.75% Floor), 5.75%, 01/21/29		1,083	1,074,261

			53,995,388

Total Floating Rate Loan Interests — 3.2% (Cost: $65,440,625)			64,446,925

		Shares

Investment Companies

United States — 2.5%
InvesCo QQQ Trust, Series 1(k)(l)		134,500	48,761,630

Total Investment Companies — 2.5% (Cost: $48,514,797)			48,761,630

		Par (000)

Non-Agency Mortgage-Backed Securities

United States — 3.0%
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B1, 4.38%, 09/25/51(a)(b)	USD	2,047	1,920,583
CHNGE Mortgage Trust(a)(b)
Series 2022-1, Class M1, 3.99%, 01/25/67		2,000	1,888,883
Series 2022-2, Class M1, 4.61%, 03/25/67		5,000	4,823,994
Connecticut Avenue Securities Trust(a)(b)
Series 2021-R01, Class 1B2, (30 day SOFR + 6.00%), 6.10%, 10/25/41		2,512	2,260,923
Series 2021-R03, Class 1B2, (30 day SOFR + 5.50%), 5.60%, 12/25/41		2,000	1,775,305
Series 2022-R01, Class 1B2, (30 day SOFR + 6.00%), 6.10%, 12/25/41		2,537	2,251,313
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)		2,040	1,900,645
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, (30 day SOFR + 6.20%), 6.30%, 11/25/41(a)(b)		2,117	1,958,717
Freddie Mac, Series 2021-DNA7, Class B2, (30 day SOFR + 7.80%), 7.90%, 11/25/41(a)(b)		2,850	2,659,022
Freddie Mac STACR REMIC Trust(a)(b)
Series 2021-HQA4, Class B2, (30 day SOFR + 7.00%), 7.10%, 12/25/41		2,000	1,766,263
Series 2022-DNA1, Class B2, (30 day SOFR + 7.10%), 7.20%, 01/25/42		2,940	2,594,696
Grace Trust, Series 2020-GRCE, Class D, 2.68%, 12/10/40(a)(b)		2,000	1,719,327

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock ESG Capital Allocation Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
GS Mortgage Securities Corp., Series 2021-DM, Class E, (1 mo. LIBOR US + 2.94%), 3.33%, 11/15/36(a)(b)	USD	2,150	$2,096,535
GS Mortgage Securities Corp. Trust 2021-DM, Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 3.83%, 11/15/36(a)(b)		2,150	2,094,555
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(b)		2,000	1,673,162
J.P. Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 2.85%, 04/15/38		2,270	2,201,559
Series 2021-NYAH, Class E, (1 mo. LIBOR US + 1.84%), 2.24%, 06/15/38		4,000	3,879,410
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO, Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(b)		860	759,709
Manhattan West 2020-1MW Mortgage Trust, Series 2020-1MW, Class D, 2.33%, 09/10/39(a)(b)		2,250	1,997,547
MFRA Trust, 4.57%, 09/25/56		4,000	3,882,120
MHC Commercial Mortgage Trust, Series 2021- MHC, Class F, (1 mo. LIBOR US + 2.60%), 3.00%, 04/15/38(a)(b)		2,000	1,949,784
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(a)(b)		3,500	3,307,649
SREIT Trust, Series 2021-PALM, Class G, (1 mo. LIBOR US + 3.62%), 4.01%, 10/15/34(a)(b)		1,050	1,044,992
STWD 2021-LIH Mortgage Trust(a)(b)
Series 2021-LIH, Class F, (1 mo. LIBOR US + 3.55%), 3.95%, 11/15/36		2,500	2,432,977
Series 2021-LIH, Class G, (1 mo. LIBOR US + 4.20%), 4.60%, 11/15/36		750	732,316
SUMIT 2022-BVUE Mortgage Trust, Series 2022- BVUE, Class D, 2.89%, 02/12/41(a)(b)		650	576,096
Velocity Commercial Capital Loan Trust 2021-4, Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		2,955	2,783,178

Total Non-Agency Mortgage-Backed Securities — 3.0% (Cost: $62,836,413)			58,931,260

Preferred Securities

Capital Trust — 0.1%(m)

United States — 0.1%
Vistra Corp., 7.00%(a)(b)(n)		1,120	1,090,600

			1,090,600

		Shares

Preferred Stocks — 0.3%(c)(e)

United States — 0.3%
Lessen Inc., Series B		152,243	4,357,195
MNTN Digital, Inc., (Acquired 11/05/21, Cost: $1,239,070)(f)		53,954	1,057,498
Verge Genomics, (Acquired 11/05/21, Cost: $1,437,421)(f)		269,847	1,378,918

			6,793,611

Total Preferred Securities — 0.4% (Cost: $8,164,431)			7,884,211

Security	Shares	Value

Warrants

United States(e) — 0.2%
Altus Power, Inc., (Expires: 12/31/27)	24,178	$39,168
Gores Holdings VIII, Inc., (Expires: 12/31/27)	21,128	27,678
Proof Acquisition Corp., (Expires: 10/01/26)(c)	61,805	12,979
Sonder Secured Notes(a)(c)	5,017,000	4,703,438

Total Warrants — 0.2% (Cost: $5,013,953)		4,783,263

Total Long-Term Investments — 71.7% (Cost: $1,521,129,911)		1,431,639,996

Short-Term Securities

Money Market Funds — 32.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(k)(l)	646,162,262	646,162,262
SL Liquidity Series, LLC, Money Market Series, 0.43%(k)(l)(o)	3,941,492	3,940,310

Total Short-Term Securities — 32.5% (Cost: $650,102,509)		650,102,572

Options Purchased — 0.0% (Cost: $1,076,553)		823,661

Total Investments Before Options Written — 104.2% (Cost: $2,172,308,973)		2,082,566,229

Options Written — (0.1)% (Premiums Received: $(3,083,104))		(2,669,642)

Total Investments, Net of Options Written — 104.1% (Cost: $2,169,225,869)		2,079,896,587

Liabilities in Excess of Other Assets — (4.1)%		(82,803,466)

Net Assets — 100.0%		$1,997,093,121

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	When-issued security.
(e)	Non-income producing security.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $3,464,946, representing 0.2% of its net assets as of period end, and an original cost of $3,775,861.

(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	All or a portion of this security is on loan.
(i)	Convertible security.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.
(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)	Perpetual security with no stated maturity date.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$800,242,110	$—		$(154,079,848	)(a)	$—	$—	$646,162,262	646,162,262	$63,654		$—
SL Liquidity Series, LLC, Money Market Series	—	3,944,515	(a)	—		(4,268)	63	3,940,310	3,941,492	10,080	(b)	—

						$(4,268)	$63	$650,102,572		$73,734		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	143	06/17/22	$42,525	$5,153,364
S&P 500 E-Mini Index	8	06/17/22	1,812	(30,806)

				5,122,558

Short Contracts
10-Year U.S. Treasury Note	294	06/21/22	36,089	1,095,589
10-Year U.S. Ultra Long Treasury Note	6	06/21/22	813	(1,789)
U.S. Long Bond	18	06/21/22	2,703	(10,151)
Ultra U.S. Treasury Bond	218	06/21/22	38,586	93,992
2-Year U.S. Treasury Note	1	06/30/22	212	37
5-Year U.S. Treasury Note	239	06/30/22	27,379	670,431

				1,848,109

				$6,970,667

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	5,812	USD	7,631	Morgan Stanley & Co. International PLC	06/16/22	$2
USD	193,623	GBP	146,796	The Bank of New York Mellon	06/16/22	840
USD	8,847,378	HKD	69,197,570	UBS AG	06/16/22	4,563

						5,405

USD	516,711	AUD	690,000	JPMorgan Chase Bank N.A.	06/16/22	(250)
USD	5,451,973	AUD	7,570,000	Morgan Stanley & Co. International PLC	06/16/22	(219,616)
USD	158,588,041	EUR	144,500,802	UBS AG	06/16/22	(1,705,755)
USD	20,122,257	GBP	15,436,097	Deutsche Bank AG	06/16/22	(149,506)
USD	2,616,907	SEK	25,174,081	JPMorgan Chase Bank N.A.	06/16/22	(65,322)

						(2,140,449)

						$(2,135,044)

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CF Industries Holdings, Inc.	105	05/20/22	USD	115.00	USD	1,082	$45,150
LyondellBasell Industries, NV Ordinary Shares Class	105	06/17/22	USD	115.00	USD	1,080	16,537
Schlumberger NV	118	06/17/22	USD	45.00	USD	487	23,305

							84,992

Put
iShares Russell 2000 ETF	88	04/14/22	USD	202.00	USD	1,806	21,780
SPDR S&P 500 ETF Trust	162	04/14/22	USD	455.00	USD	7,317	107,892
iShares Russell 2000 ETF	183	05/20/22	USD	199.00	USD	3,756	91,683
iShares Russell 2000 ETF	90	05/20/22	USD	200.00	USD	1,847	47,835

							269,190

							$354,182

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CF Industries Holdings, Inc.	Citibank N.A.	48,800	05/20/22	USD	115.00	USD	5,029	$209,840
Mosaic Co.	Citibank N.A.	86,150	05/20/22	USD	75.00	USD	5,729	255,435
Tractor Supply Co.	JPMorgan Chase Bank N.A.	2,002	07/15/22	USD	295.00	USD	467	4,204

								$469,479

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Abbott Laboratories	343	04/14/22	USD	125.00	USD	4,060	$(6,346)
Alphabet Inc., Class C	18	04/14/22	USD	2,900.00	USD	5,027	(33,930)
American Tower Corp.	271	04/14/22	USD	250.00	USD	6,808	(128,725)
Applied Materials, Inc.	244	04/14/22	USD	140.00	USD	3,216	(30,012)
Autodesk, Inc.	122	04/14/22	USD	220.00	USD	2,615	(43,005)
Boston Scientific Corp.	1,414	04/14/22	USD	46.00	USD	6,263	(34,643)
Home Depot, Inc.	121	04/14/22	USD	345.00	USD	3,622	(1,936)
Marsh & McLennan Cos., Inc.	519	04/14/22	USD	160.00	USD	8,845	(565,710)
Masco Corp.	845	04/14/22	USD	80.00	USD	4,310	(16,900)
Masco Corp.	857	04/14/22	USD	60.00	USD	4,371	(4,285)
Microsoft Corp.	238	04/14/22	USD	315.00	USD	7,338	(79,730)
NextEra Energy, Inc.	1,176	04/14/22	USD	87.50	USD	9,962	(47,040)
salesforce.com, Inc.	240	04/14/22	USD	220.00	USD	5,096	(56,280)
ServiceNow, Inc.	89	04/14/22	USD	590.00	USD	4,956	(54,735)
Taiwan Semiconductor Manufacturing Co. Ltd.	445	04/14/22	USD	115.00	USD	4,640	(15,353)
Thermo Fisher Scientific, Inc.	151	04/14/22	USD	590.00	USD	8,919	(157,040)
Williams-Sonoma, Inc.	245	04/14/22	USD	170.00	USD	3,553	(6,738)
Alphabet Inc., Class C	13	05/20/22	USD	3,100.00	USD	3,631	(31,070)
American Tower Corp.	197	05/20/22	USD	250.00	USD	4,949	(177,300)
Applied Materials, Inc.	152	05/20/22	USD	155.00	USD	2,003	(19,912)
Applied Materials, Inc.	61	05/20/22	USD	160.00	USD	804	(5,185)
Autodesk, Inc.	51	05/20/22	USD	240.00	USD	1,093	(14,943)
Boston Scientific Corp.	1,021	05/20/22	USD	48.00	USD	4,522	(58,197)
Carrier Global Corp.	163	05/20/22	USD	52.50	USD	748	(4,483)
CF Industries Holdings, Inc.	105	05/20/22	USD	130.00	USD	1,082	(17,850)
DexCom, Inc.	16	05/20/22	USD	530.00	USD	819	(41,600)
DexCom, Inc.	16	05/20/22	USD	580.00	USD	819	(20,480)
Edwards Lifesciences Corp.	56	05/20/22	USD	125.00	USD	659	(15,120)
Edwards Lifesciences Corp.	56	05/20/22	USD	130.00	USD	659	(8,960)
Globalfoundries Inc.	201	05/20/22	USD	85.00	USD	1,255	(25,125)
Globalfoundries Inc.	83	05/20/22	USD	95.00	USD	518	(4,773)

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Home Depot, Inc.	83	05/20/22	USD	350.00	USD	2,484	$(6,142)
Home Depot, Inc.	41	05/20/22	USD	340.00	USD	1,227	(5,924)
Humana, Inc.	21	05/20/22	USD	470.00	USD	914	(9,660)
Intuitive Surgical, Inc.	83	05/20/22	USD	310.00	USD	2,504	(96,280)
Intuitive Surgical, Inc.	83	05/20/22	USD	330.00	USD	2,504	(42,745)
Johnson Controls International PLC	90	05/20/22	USD	70.00	USD	590	(8,775)
Masco Corp.	617	05/20/22	USD	60.00	USD	3,147	(10,798)
Microsoft Corp.	103	05/20/22	USD	340.00	USD	3,176	(22,814)
Microsoft Corp.	172	05/20/22	USD	330.00	USD	5,303	(81,700)
Nu Holdings Ltd., Class A Ordinary Shares	270	05/20/22	USD	10.00	USD	208	(5,400)
NVIDIA Corp.	31	05/20/22	USD	300.00	USD	846	(29,915)
NVIDIA Corp.	31	05/20/22	USD	320.00	USD	846	(16,275)
NXP Semiconductors NV	27	05/20/22	USD	210.00	USD	500	(8,154)
NXP Semiconductors NV	24	05/20/22	USD	220.00	USD	444	(3,840)
Playtika Holding Corp.	421	05/20/22	USD	25.00	USD	814	(30,522)
Playtika Holding Corp.	361	05/20/22	USD	30.00	USD	698	(10,830)
Rivian Automotive, Inc., Class A	79	05/20/22	USD	65.00	USD	397	(25,082)
Rivian Automotive, Inc., Class A	79	05/20/22	USD	70.00	USD	397	(18,683)
salesforce.com, Inc.	313	05/20/22	USD	240.00	USD	6,646	(54,775)
ServiceNow, Inc.	62	05/20/22	USD	660.00	USD	3,453	(44,020)
ServiceNow, Inc.	37	05/20/22	USD	650.00	USD	2,060	(31,080)
Taiwan Semiconductor Manufacturing Co. Ltd.	456	05/20/22	USD	120.00	USD	4,754	(36,024)
TE Connectivity Ltd.	45	05/20/22	USD	150.00	USD	589	(4,500)
Trane Technologies PLC	72	05/20/22	USD	170.00	USD	1,099	(8,820)
Williams-Sonoma, Inc.	166	05/20/22	USD	175.00	USD	2,407	(15,355)
Williams-Sonoma, Inc.	83	05/20/22	USD	165.00	USD	1,204	(17,223)

							(2,372,742)

Put
American Tower Corp.	271	04/14/22	USD	210.00	USD	6,808	(5,420)
Applied Materials, Inc.	244	04/14/22	USD	110.00	USD	3,216	(4,636)
Autodesk, Inc.	122	04/14/22	USD	180.00	USD	2,615	(3,660)
Boston Scientific Corp.	1,414	04/14/22	USD	37.00	USD	6,263	(31,108)
Home Depot, Inc.	121	04/14/22	USD	285.00	USD	3,622	(24,381)
iShares Russell 2000 ETF	88	04/14/22	USD	190.00	USD	1,806	(4,400)
Marsh & McLennan Cos., Inc.	519	04/14/22	USD	140.00	USD	8,845	(15,570)
Masco Corp.	857	04/14/22	USD	50.00	USD	4,371	(64,275)
NextEra Energy, Inc.	1,176	04/14/22	USD	72.50	USD	9,962	(11,760)
salesforce.com, Inc.	240	04/14/22	USD	180.00	USD	5,096	(4,560)
Taiwan Semiconductor Manufacturing Co. Ltd.	445	04/14/22	USD	95.00	USD	4,640	(16,910)
Thermo Fisher Scientific, Inc.	151	04/14/22	USD	490.00	USD	8,919	(4,530)
Williams-Sonoma, Inc.	245	04/14/22	USD	125.00	USD	3,553	(9,800)
iShares Russell 2000 ETF	90	05/20/22	USD	185.00	USD	1,847	(19,440)
iShares Russell 2000 ETF	183	05/20/22	USD	182.00	USD	3,756	(32,848)
LyondellBasell Industries, NV Ordinary Shares Class	105	06/17/22	USD	90.00	USD	1,080	(22,837)
Schlumberger NV	118	06/17/22	USD	35.00	USD	487	(13,157)

							(289,292)

							$(2,662,034)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Tractor Supply Co.	JPMorgan Chase Bank N.A.	2,002	07/15/22	USD	210.00	USD	467	$(7,608)

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation Depreciation
Rate/Reference	Frequency	Rate/Reference	Frequency
1-Day SOFR minus 3.50%, 0.33%	Monthly	Invesco Senior Loan ETF	Quarterly	Citibank N.A.	N/A	04/08/22	USD	21,187	$299,757	$—	$299,757
PPG Industries Inc.	Quarterly	1-Day SOFR minus 0.12%, 0.33%	Quarterly	BNP Paribas SA	N/A	09/02/22	USD	591	(56,013)	—	(56,013)
Sherwin Williams	Quarterly	1-Day SOFR minus 0.10%, 0.33%	Quarterly	BNP Paribas SA	N/A	09/02/22	USD	594	(32,725)	—	(32,725)
PPG Industries Inc.	Quarterly	1-Day SOFR minus 0.08%, 0.33%	Quarterly	BNP Paribas SA	N/A	09/02/22	USD	595	(15,891)	—	(15,891)
Sherwin Williams	Quarterly	1-Day SOFR minus 0.08%, 0.33%	Quarterly	BNP Paribas SA	N/A	09/02/22	USD	602	20,256	—	20,256

									$215,384	$—	$215,384

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$57,409,509	$247,500	$57,657,009
Common Stocks
Brazil	1,038,649	—	—	1,038,649
Cayman Islands	—	—	1,028,530	1,028,530
China	—	7,718,741	—	7,718,741
Finland	—	19,349,960	—	19,349,960
France	—	80,440,449	—	80,440,449
Germany	—	39,049,132	—	39,049,132
Ireland	5,500,101	—	—	5,500,101
Israel	6,972,273	—	—	6,972,273
Italy	4,660,862	—	—	4,660,862
Netherlands	4,528,537	15,111,098	—	19,639,635

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
South Korea	$14,848,691	$12,544,912	$—	$27,393,603
Sweden	—	2,151,184	287,118	2,438,302
Taiwan	31,664,805	—	—	31,664,805
United Kingdom	—	21,258,157	—	21,258,157
United States	707,198,135	—	56,307	707,254,442
Corporate Bonds	—	210,715,194	3,052,863	213,768,057
Floating Rate Loan Interests	—	38,774,340	25,672,585	64,446,925
Investment Companies	48,761,630	—	—	48,761,630
Non-Agency Mortgage-Backed Securities	—	58,931,260	—	58,931,260
Preferred Securities
Capital Trust	—	1,090,600	—	1,090,600
Preferred Stocks	—	—	6,793,611	6,793,611
Warrants	66,846	—	4,716,417	4,783,263
Short-Term Securities
Money Market Funds	646,162,262	—	—	646,162,262
Options Purchased
Equity Contracts	354,182	469,479	—	823,661
Unfunded SPAC PIPE Commitments(a)	—	—	—	—

	$1,471,756,973	$565,014,015	$41,854,931	2,078,625,919

Investments Valued at NAV(b)				3,940,310

				$2,082,566,229

Derivative Financial Instruments(c)
Assets
Equity Contracts	$5,153,364	$320,013	$—	$5,473,377
Foreign Currency Exchange Contracts	—	5,405	—	5,405
Interest Rate Contracts	1,860,049	—	—	1,860,049
Liabilities
Equity Contracts	(2,692,840)	(112,237)	—	(2,805,077)
Foreign Currency Exchange Contracts	—	(2,140,449)	—	(2,140,449)
Interest Rate Contracts	(11,940)	—	—	(11,940)

	$4,308,633	$(1,927,268)	$—	$2,381,365

(a)	Unfunded floating rate loan interests and SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stock	Unfunded SPAC PIPE Commitment		Warrants	Total
Assets
Opening balance, as of December 31, 2021	$550,000	$1,099,494	$3,056,625	$16,214,511	$2,674,909	$—	(a)	61,805	$23,657,344
Transfers into Level 3(b)	—	—	—	4,013,875	—	—		—	4,013,875
Transfers out of Level 3(c)	(550,000)	—	—	(4,485,690)	—	—		—	(5,035,690)
Accrued discounts/premiums	—	—	8,963	6,450	—	—		6,924	22,337
Net realized gain (loss)	—	—	—	67	—	—		—	67
Net change in unrealized appreciation (depreciation)(d)	—	(21,483)	(12,725)	141,115	(240,076)	—	(a)	(193,717)	(326,886)

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stock	Unfunded SPAC PIPE Commitment		Warrants	Total
Purchases	$247,500	$293,944	$—	$9,788,840	$4,358,778	$—		4,841,405	$19,530,467
Sales	—	—	—	(6,583)	—	—		—	(6,583)

Closing balance, as of March 31, 2022	$247,500	$1,371,955	$3,052,863	$25,672,585	$6,793,611	$—	(a)	4,716,417	$41,854,931

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(d)	$—	$(21,483)	$(12,725)	$141,115	$(240,076)	$—	(a)	(193,717)	$(326,886)

(a)	Rounds to less than $1.

(b)

As of December 31, 2021, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2022, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(c)

As of December 31, 2021, the Trust used significant unobservable inputs in determining the value of certain investments. As of March 31, 2022, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $14,237,669. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 1,371,955	Market	Revenue Multiple	0.14x - 20.75x	16.25x
			Volatility	39% - 60%	49%
			Time to Exit	2.2 - 4.8	3.6
			Discount Rate	2%	—

Corporate Bonds	3,052,863	Income	Discount Rate	12%	—

Floating Rate Loan Interests	11,682,416	Income	Discount Rate	8% - 9%	9%

Preferred Stocks	6,793,611	Market	Revenue Multiple	2.60x - 6.00x	4.02x
			Time to Exit	2.5	—
			Volatility	75%	—
			Recent Transactions	$ 28.62	—

Warrants	4,716,417	Market	Time to Exit	1.3 - 4.8	4.8
			Volatility	39% - 48%	39%
			Discount Rate	13%	—

	$ 27,617,262

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock ESG Capital Allocation Trust (ECAT)

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

STACR	Structured Agency Credit Risk

13